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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03609
                                   -----------------------------------

                                 Tep Fund, Inc.
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)


          1675 Broadway, 16th Floor, New York, NY             10019
          ------------------------------------------------------------
          (Address of principal executive offices)          (Zip code)

               Tocqueville Asset Management LP, New York, NY 10019
          ------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-421-6409
                                                    ------------------

Date of fiscal year end: 11/30/2003
                         ----------------------

Date of reporting period: 05/31/2003
                         ----------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.

                                 TEP FUND, INC.
                               Semi-Annual Report
                                  May 31, 2003

                                  TEP FUND INC.
                      1675 BROADWAY - 16TH FL. @TOCQUEVILLE
                              NEW YORK, N.Y. 10019
                                  212-698-0835

To our Shareholders,                                                July 8, 2003

We are pleased to enclose a semi-annual dividend payment of $0.44 per share to stockholders of record on June 18, 2003. We also enclose our May 31, 2003 report to stockholders.

The $0.44 per share dividend enclosed is the same amount as the one distributed a year ago. The company was able to maintain the $0.44 dividend despite the fact that interest income declined 4% and expenses rose $1,000 in the six month period ended May 31, 2003 compared to the same period in 2002. Offsetting these factors were the $13,520 of realized capital gains in the current period versus none in the prior year. The realized gains arose primarily from the early redemptions of bonds at a premium.

Bond redemptions at cost totaled $1,209,280 during the six months ended May 31, 2003 versus only $270.000 in the year earlier period. Approximately $684,000 of the bonds redeemed this year carried interest of 6% to 6.65%, and $275,000 at 5% to 5.5%, and the balance of $250,000 had been temporarily invested in a variable rate short term note at approximately 1 %. Tep Fund purchased bonds totaling $1,266,621 during the six month period that yielded 3.85% to 5%, with the exception of $175,000 that was temporarily invested in a variable rate short term note at approximately 1%.

As you can see from the above redemptions and new purchases of bonds, the interest rate on the replacement bonds continues to decline. Interest rates continued to fall during the first six months of 2003. However, this caused a rise in the value of the company's bond portfolio and a consequent increase in the net asset value per share. At May 31, 2003 the net asset value per share was $20.13 versus $19.57 at November 30, 2002 and $19.47 at May 31, 2002.

The management of Tep Fund continues its policy of investing in only high quality municipal bonds diversified by issuer and maturity. Our primary objectives are the safety of the Fund's assets and obtaining a high return consistent with the high quality of the Fund's assets. It also seeks to continue the laddering of maturities of the bonds in the portfolio. This has been made more difficult by the continuing call of bonds for redemption.

You may notice that the accountant's review report accompanying this report was issued by a new CPA firm (J H Cohn). Our former firm (Pustorino, Puglisi, & Co.,
LLP) resigned because under the new Sarbanes - Oxley Act they did not have sufficient partners to provide for the required rotation of partners. That was the sole reason for their resignation which they were sorry to render.

The Board of Directors joins me in expressing our gratitude to the stockholders for their continued support and interest in Tep Fund, Inc.

                                        Sincerely,

                                        /s/ Stephen Tabb
                                        -----------------
                                        Stephen Tabb, President

[LOGO] J.H. COHN LLP
--------------------------------------------------------------------------------
Roseland, NJ o New York, NY o Edison, NJ o Ocean, NJ o Lawrenceville, NJ o San Diego, CA o Englewood Cliffs, NJ

                           ACCOUNTANTS' REVIEW REPORT
                           --------------------------

To the Board of Directors and Shareholders
Tep Fund, Inc.

We have reviewed the accompanying statement of assets and liabilities of TEP FUND, INC. as of May 31, 2003, including the portfolio of investments in municipal bonds as of May 31, 2003, the related statements of operations and changes in net assets for the six months ended May 31, 2003. All information included in these financial statements is the representation of the management of Tep Fund, Inc.

A review consists principally of inquiries of Company personnel and analytical procedures applied to financial data. It is substantially less in scope than an audit in accordance with auditing standards generally accepted in the United States of America, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying 2003 financial statements in order for them to be in conformity with accounting principles generally accepted in the United States of America.

Our review was made for the purpose of expressing limited assurance that there are no material modifications that should be made to the 2003 financial statements in order for them to be in conformity with accounting principles generally accepted in the United States of America. The information included in the accompanying 2003 supplementary schedule is presented only for supplementary analysis purposes. Such information has been subjected to the inquiry and analytical procedures applied in the review of the basic 2003 financial statements, and we are not aware of any material modifications that should be made thereto.

The 2002 financial statements and supplementary schedule of Tep Fund, Inc. were reviewed by other accountants, whose report dated June 25, 2002 stated that they were not aware of any material modifications that should be made to those statements and supplementary schedule in order for them to be in conformity with accounting principles generally accepted in the United States of America.

                                                  /s/ J.H. Cohn LLP

Roseland, New Jersey
June 25, 2003

                                 TEP FUND, INC.
                 COMPARATIVE STATEMENT OF ASSETS AND LIABILITIES
                              MAY 31, 2003 AND 2002

                                                        MAY             MAY
                                                        2003            2002
                                                    ------------    ------------

      ASSETS
      ------

PORTFOLIO OF INVESTMENTS IN MUNICIPAL               $ 12,320,471    $ 11,819,873
   BONDS
   (SCHEDULE AND NOTE 1)

CASH & MONEY MARKET ACCOUNTS                             150,732         224,246

ACCRUED INTEREST RECEIVABLE                              174,907         181,506

PREPAID INSURANCE                                            750             600
                                                    ------------    ------------

      TOTAL ASSETS                                  $ 12,646,860    $ 12,226,225
                                                    ============    ============

      LESS LIABILITIES
      ----------------

ACCRUED EXPENSES                                          14,636          10,674
                                                    ------------    ------------

NET ASSETS                                          $ 12,632,221    $ 12,215,551
                                                    ============    ============

      ANALYSIS OF NET ASSETS
      ----------------------

NET ASSETS PER SHARE (NOTE 4)
(627,459 SHARES OUTSTANDING)                        $      20.13    $      19.47
                                                    ============    ============

See Notes to Financial Statements.

                                 TEP FUND, INC.
                       COMPARATIVE STATEMENT OF OPERATIONS
                 FOR THE SIX MONTHS ENDED MAY 31, 2003 AND 2002

                                                        MAY             MAY
                                                        2003            2002
                                                    -----------     -----------
INVESTMENT INCOME:
   TAX-EXEMPT INTEREST (NOTE 1)                     $   298,243     $   310,025
                                                    -----------     -----------
EXPENSES:
   CUSTODIAN FEES                                         3,000           3,000
   DIRECTORS' FEES                                        3,000           3,000
   ACCOUNTING FEES                                        6,500           5,500
   PRINTING, REPORTS, MISC.                                 542             722
   REGISTRAR & TRANSFER                                   2,307           2,548
   INSURANCE                                                750             600
   FRANCHISE TAXES                                          455             455
   INVESTMENT ADVISORY FEES (NOTE 2)                     15,399          15,099
                                                    -----------     -----------
      TOTAL EXPENSES                                     31,953          30,924
                                                    -----------     -----------
      NET INVESTMENT INCOME                             266,290         279,101
                                                    -----------     -----------

REALIZED GAIN FROM SECURITY TRANSACTIONS
   (NOTE 3)                                              13,520              --
                                                    -----------     -----------

UNREALIZED APPRECIATION ON INVESTMENTS (NOTE 1):
   BEGINNING OF PERIOD                                  635,272         570,120
   END OF PERIOD                                        985,382         571,698
                                                    -----------     -----------

   INCREASE/(DECREASE) IN UNREALIZED
      APPRECIATION ON INVESTMENTS                       350,110           1,578
                                                    -----------     -----------

   NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS                     $   629,920     $   280,679
                                                    ===========     ===========

PERCENT OF TOTAL EXPENSES TO TAX-EXEMPT
INTEREST INCOME                                           10.71%           9.97%
                                                    ===========     ===========

See Notes to Financial Statements.

                                 TEP FUND, INC.
                 COMPARATIVE STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE SIX MONTHS ENDED MAY 31, 2003 AND 2002

                                                      MAY              MAY
                                                      2003             2002
                                                  ------------     ------------
INCREASE IN NET ASSETS - OPERATIONS:

   NET INVESTMENT INCOME                          $    266,290     $    279,101

   REALIZED GAIN FROM SECURITY
   TRANSACTIONS                                         13,520               --

   INCREASE/(DECREASE) IN UNREALIZED
     APPRECIATION ON INVESTMENTS                       350,110            1,578
                                                  ------------     ------------

NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                           629,920          280,679

DIVIDENDS PAID TO SHAREHOLDERS ($0.45 PER SHARE
   IN 2003 AND $0.47 IN 2002)*                        (282,357)        (294,906)
                                                  ------------     ------------

NET INCREASE/(DECREASE) IN NET ASSETS                  347,563          (14,227)

NET ASSETS:

     AT BEGINNING OF PERIOD                         12,284,661       12,229,778
                                                  ------------     ------------

     AT END OF PERIOD (INCLUDES UNDISTRIBUTED
     INVESTMENT INCOME OF $327,580 IN 2003        $ 12,632,224     $ 12,215,551
     AND $324,591 IN 2002)                        ============     ============

See Notes to Financial Statements.

* DIVIDENDS:

     A dividend of $.52 per share was declared May 19, 1999 and was paid July 21, 1999.
     A dividend of $.57 per share was declared November 23, 1999 and was paid January 20, 2000.
     A dividend of $.48 per share was declared May 31, 2000 and was paid July 20, 2000.
     A dividend of $.51 per share was declared November 29, 2000 and was paid January 23, 2001.
     A dividend of $.48 per share was declared May 31, 2001 and was paid July 19, 2001.
     A dividend of $.47 per share was declared November 28, 2001 and was paid January 23, 2002.
     A dividend of $.44 per share was declared May 29, 2002 and was paid July 18, 2002.
     A dividend of $.45 per share was declared November 22, 2002 and was paid January 22, 2003.
     A dividend of $.44 per share was declared May 29, 2003 and is to be paid July 22, 2003.

                                 TEP FUND, INC.
                          SUPPLEMENTARY PER SHARE DATA
                                   (UNAUDITED)

                                           FOR THE SIX MONTHS ENDED         FOR THE YEARS ENDED
                                                   MAY 31.                      NOVEMBER 30.

                                            2003            2002            2002            2001
                                         ----------      ----------      ----------      ----------
SELECTED PER SHARE DATA:
INVESTMENT INCOME                        $     0.48      $     0.50      $     0.99      $     1.03

EXPENSES                                 ($    0.05)     ($    0.05)     ($    0.10)     ($    0.10)
                                         --------------------------      --------------------------
NET INVESTMENT INCOME                    $     0.43      $     0.45      $     0.89      $     0.93)

DIVIDENDS PAID TO SHAREHOLDERS           ($    0.45)     ($    0.47)     ($    0.91)     ($    0.99)

NET REALIZED GAIN (LOSS) FROM
     SECURITY TRANSACTIONS               $     0.02      $     0.00      $     0.00      $     0.02

NET INCREASE/(DECREASE) IN UNREALIZED
     APPRECIATION OF INVESTMENTS         $     0.56      $     0.00      $     0.10      $     0.38
                                         --------------------------      --------------------------

NET INCREASE/(DECREASE) IN               $     0.56      ($    0.02)     $     0.08      $     0.34
     NET ASSET VALUE

NET ASSET VALUE:
     BEGINNING OF PERIOD                 $    19.57      $    19.49      $    19.49      $    19.15
                                         --------------------------      --------------------------

     END OF PERIOD                       $    20.13      $    19.47      $    19.57      $    19.49
                                         ==========================      ==========================

ANNUALIZED PERCENT OF EXPENSES TO
     AVERAGE NET ASSETS                        0.51%           0.51%           0.50%           0.49%
                                         ==========================      ==========================

ANNUALIZED PERCENT OF NET INVESTMENT
     INCOME TO AVERAGE NET ASSETS              4.27%           4.57%           4.56%           4.82%
                                         ==========================      ==========================

ANNUALIZED TOTAL RETURN                       10.26%           4.59%           5.12%           6.93%
                                         ==========================      ==========================

The number of shares outstanding during the periods above was 627,459.

See Notes to Financial Statements.

                                 TEP FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                              MAY 31, 2003 AND 2002

NOTE 1 - SIGNIFICANT ACCOUNTING and INVESTMENT POLICIES

     The Tep Fund, Inc. (the "Fund") is a registered investment company. The Fund's investment objective is to provide the maximum amount of current income exempt from Federal income tax as is consistent with the primary objective of preservation of capital. Capital Builders Advisory Services, Inc., serves as the Fund's investment advisor.

     A. The Fund's financial statements are prepared in accordance with generally accepted accounting principles.

          (i) PORTFOLIO VALUATION: The Fund carries securities in its portfolio at values obtained from an independent pricing service. Such values are based on the most recent bid prices or, for the majority of the portfolio securities, at values determined by the Service considering factors such as prices of comparable quality securities, coupon rates, maturity and general market conditions.

          (ii) SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the date the securities are purchased or sold (the trade date). "When issued" securities are accounted for on the date the confirmation of the purchase order is issued by the underwriter. Interest income is recorded as earned.

          All securities owned by the Fund are held in a custodian account at Citibank, N.A.

          (iii) AMORTIZATION OF PREMIUM ON TAX-EXEMPT SECURITIES: Premiums on tax-exempt securities are amortized from date of purchase to maturity date, except for securities purchased at substantial premiums which are expected to be called and are amortized to the expected call date. Amortization of the premium is directly netted against interest income.

                                 TEP FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                              MAY 31, 2003 AND 2002

NOTE 1 (CONTD.) - SIGNIFICANT ACCOUNTING and INVESTMENT POLICIES

          (iv) FEDERAL INCOME TAX: The Fund qualifies as a regulated investment company. Accordingly, no provision for federal income tax would be required, except for a provision for capital gains taxes if the capital gains were not distributed to shareholders. There were 13.520 long-term capital gains realized during the six months ended May 31, 2003 whereas in the 2002 period weren't any gains. Such realized long-term capital gains were included in the dividends reportable by shareholders during the six months ended May 31, 2003, ($.02 per share). There were no long term capital gains during the six months ended May 31, 2002. (See note 3). The aggregate portfolio valuation in excess of tax cost (unrealized appreciation) was $985,382 and $571.698 at May 31, 2003 and 2002, respectively.

     B. The Fund's investment policy is to invest substantially all of its assets in municipal bonds, diversified as to issue and maturity, the interest from which is exempt from federal income tax. It also invests in short-term tax-exempt instruments. Only municipal bonds rated A or better by Moody's Investor Services, Inc. or A or better by Standard & Poors Corporation (S & P) are purchased. Short-term funds are invested in Citibank's Tax Free Reserve Fund.

NOTE 2 - INVESTMENT ADVISORY FEE

     Under the terms of a contract renewed for the year ended May 31, 2003 the Fund paid Capital Builders Advisory Services, Inc. an investment advisory fee calculated at an annual rate of .25% of the Fund's average net assets. The contract was renewed for the year ending May 31, 2004.

                                 TEP FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                              MAY 31, 2003 AND 2002

NOTE 3 - PURCHASE AND SALES OF SECURITIES

     For the six months ended May 31, 2003 and 2002, the Fund made purchases of tax-exempt securities at a cost of $1,266,621 and $603,554 respectively.

     The Fund had a sale and redemptions of tax-exempt securities of $1,222,800 during the six months ended May 31, 2003 and $270,000 in 2002 respectively. The amortized cost of these securities was $1,209,280 and $270,000 respectively, resulting in a realized gain of $13,520 in 2003.

NOTE 4 - COMMON STOCK

     The company is authorized to issue 1,000,000 shares of common stock with a par value of $.10 per share. At May 31, 2003 there were 627,459 shares outstanding. There were no changes in the number of shares outstanding during the six months ended May 31, 2003 and 2002.

NOTE 5 - DIVIDEND

     On May 29, 2003 the Board of Directors declared a $.44 per share dividend, to be paid on July 22, 2003 to shareholders of record on June 18, 2003.

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2003

% OF                                                    RATE       MATURITY        FACE         AMORTIZED        MARKET
TOTAL    MUNICIPAL BONDS                                 (%)         DATE         AMOUNT           COST           VALUE
---------------------------------------------------------------------------------------------------------------------------
4.60%    CALIFORNIA
         LOS ANGELES COMMUNITY REDEV AGY                6.450      7/1/2017    $    140,000    $    142,800    $    144,519
         HSG RFOC SER A
         CALLABLE 07/01/2004 @ 102
         AMBAC INSURED
         RATED AAA/Aaa

         STATE GENERAL OBLIGATION                       5.000      6/1/2015    $    200,000    $    199,986    $    216,158
         CALLABLE 06/01/2011 @ 100
         RATED A/A2

         LOS ANGELES DEPT WATER & POWER                 4.000      7/1/2016    $    200,000    $    200,000    $    206,114
         WATERWORKS
         CALLABLE 07/01/2013 @ 100
         MBIA INSURED
         RATED AAA/Aaa
                                                                               --------------------------------------------

         TOTAL CALIFORNIA                                                      $    540,000    $    542,786    $    566,791

8.70%    FLORIDA
         ORLANDO UTILITY COMMISSION WATER               9.625     10/1/2003    $    500,000    $    497,500    $    513,775
         & ELECTRIC REV
         NON-CALLABLE
         RATED AAA/Aaa

         BOARD OF EDUCATION CAPITAL OUTLAY              6.000      6/1/2021    $    250,000    $    250,000    $    293,858
         PUB ED SER C
         CALLABLE 06/01/2010 @ 101 AND
         06/01/2011 @ 100
         FGIC INSURED
         RATED AAA/Aaa

         BOARD OF EDUCATION CAPITAL OUTLAY              5.750      1/1/2012    $    100,000    $     99,900    $    103,710
         PREREFUNDED 01/01/2004 @ 101
         RATED AA+/Aaa

         BOARD OF EDUCATION CAPITAL OUTLAY              4.875      1/1/2011    $    150,000    $    154,205    $    160,898
         SER A
         CALLABLE 01/01/2006 @ 101 AND
         01/01/2007 @ 100
         RATED AA+/Aa2
                                                                               --------------------------------------------

         TOTAL FLORIDA                                                         $  1,000,000    $  1,001,605    $  1,072,240

                        See Notes to Financial Statements


                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2003

% OF                                                    RATE       MATURITY        FACE         AMORTIZED        MARKET
TOTAL    MUNICIPAL BONDS                                 (%)         DATE         AMOUNT           COST           VALUE
---------------------------------------------------------------------------------------------------------------------------

3.69%    ILLINOIS
         STATE GENERAL OBLIGATION                       5.750      5/1/2017    $    250,000    $    247,548    $    281,760
         CALLABLE 05/01/2006 @ 102
         MBIA INSURED
         RATED AAA/Aaa

         HEALTH FACILITIES AUTH REV SINAI               5.500     2/15/2009    $     40,000    $     40,000    $     44,258
         HEALTH SYSTEM
         CALLABLE 02/15/2006 @ 102
         AMBAC INSURED
         RATED AAA/Aaa

         STATE GENERAL OBLIGATION                       5.125      3/1/2011    $    115,000    $    114,550    $    129,055
         CALLABLE 03/01/2009 @ 101
         FGIC INSURED
         RATED AAA/Aaa
                                                                               --------------------------------------------

         TOTAL ILLINOIS                                                        $    405,000    $    402,098    $    455,074

1.30%    INDIANA
         STATE HOUSING AUTH SINGLE FAMILY               5.150      7/1/2017    $    155,000    $    155,575    $    160,639
         MTGE REV SER D
         CALLABLE 01/01/2009 @ 101
         GNMA BACKED
         RATED NR/Aaa
                                                                               --------------------------------------------

         TOTAL INDIANA                                                         $    155,000    $    155,575    $    160,639

2.67%    IOWA
         HIGHER ED LN AUTH REV                          5.125     10/1/2019    $    150,000    $    150,353    $    175,205
         CALLABLE 10/01/2008 @ 101
         MBIA INSURED
         RATED AAA/Aaa

         FIN AUTHORITY SINGLE FAMILY REV                3.000      7/1/2008    $    150,000    $    150,000    $    154,275
         NON-CALLABLE
         RATED AAA/Aaa
                                                                               --------------------------------------------

         TOTAL IOWA                                                            $    300,000    $    300,353    $    329,480

                        See Notes to Financial Statements


                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2003

% OF                                                    RATE       MATURITY        FACE         AMORTIZED        MARKET
TOTAL    MUNICIPAL BONDS                                 (%)         DATE         AMOUNT           COST           VALUE
---------------------------------------------------------------------------------------------------------------------------
4.18%    LOUISIANA
         STATE SER A                                    6.100      5/1/2011    $    200,000    $    199,000    $    213,162
         PREREFUNDED 05/01/2004 @ 102
         AMBAC INSURED
         RATED AAA/Aaa

         STATE REFDG SER A                              5.250      8/1/2003    $    300,000    $    300,033    $    301,992
         NON-CALLABLE
         MBIA INSURED
         RATED AAA/Aaa
                                                                               --------------------------------------------

         TOTAL LOUISIANA                                                       $    500,000    $    499,033    $    515,154

4.29%    MASSACHUSETTS
         BOSTON INDUSTRIAL DEVELOPMENT                  5.900      2/1/2022    $    250,000    $    251,853    $    279,230
         FINANCE AUTH SER A
         CALLABLE 02/01/2007 @ 102
         FHA INSURED
         RATED AAA/NR

         DEUTSCHES ALTENHEIM NURSING                    5.050     10/1/2019    $    235,000    $    234,413    $    249,612
         HOME BOSTON MASS REV SER C
         CALLABLE 10/01/2008 @ 102
         FHA INSURED
         RATED AAA/NR
                                                                               --------------------------------------------

         TOTAL MASSACHUSETTS                                                   $    485,000    $    486,266    $    528,842

0.83%    MISSOURI
         STATE WATER POLLUTION SER A                    5.100      8/1/2009    $    100,000    $     99,750    $    102,642
         PREREFUNDED 08/01/2003 @ 102
         RATED AAA/Aaa
                                                                               --------------------------------------------

         TOTAL MISSOURI                                                        $    100,000    $     99,750    $    102,642

1.25%    NEW HAMPSHIRE
         STATE GENERAL OBLIGATION                       5.250     7/15/2004    $    150,000    $    150,127    $    153,713
         CALLABLE 07/15/2003 @ 102
         RATED AA+/Aa2
                                                                               --------------------------------------------

         TOTAL NEW HAMPSHIRE                                                   $    150,000    $    150,127    $    153,713

See Notes to Financial Statements


                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2003

% OF                                                    RATE       MATURITY        FACE         AMORTIZED        MARKET
TOTAL    MUNICIPAL BONDS                                 (%)         DATE         AMOUNT           COST           VALUE
---------------------------------------------------------------------------------------------------------------------------

2.35%    NEW JERSEY
         STATE CERTIFICATE OF PARTICIPATION             5.000     6/15/2014    $    250,000    $    249,375    $    290,030
         SER A
         CALLABLE 06/15/2007 @ 100
         RATED AAA/Aaa
                                                                               --------------------------------------------

         TOTAL NEW JERSEY                                                      $    250,000    $    249,375    $    290,030

0.83%    NEW MEXICO
         MORTGAGE FINANCE AUTHORITY                     4.000      3/1/2013    $    100,000    $    100,000    $    102,404
         CALLABLE 09/01/2012 @ 100
         RATED AAA/Aaa
                                                                               --------------------------------------------

         TOTAL NEW MEXICO                                                      $    100,000    $    100,000    $    102,404

26.53%   NEW YORK
         STATE MED CARE FAC SER A                       6.600     2/15/2009    $    500,000    $    498,825    $    556,555
         PREREFUNDED 02/15/2005 @ 102
         AMBAC INSURED
         RATED AAA/Aaa

         STATE THRUWAY AUTHORITY SVC HWY                6.000      1/1/2004        $175,000    $    175,830    $    180,044
         & BRDG SER A
         NON-CALLABLE
         MBIA INSURED
         RATED AAA/Aaa

         STATE MED CARE FACILITIES                      5.750     8/15/2019    $     70,000    $     70,000    $     81,813
         PREREFUNDED 02/15/2008 @ 100
         FHA INSURED
         RATED AAA/Aa2

         ALBANY, NY                                     5.375      9/1/2018    $    100,000    $     99,711    $    115,067
         CALLABLE 09/01/2010 @ 102
         FGIC INSURED
         RATED AAA/Aaa

         STATE DORM AUTHORITY ST BARNABAS               5.350      8/1/2017    $    255,000    $    255,000    $    277,157
         HOSPITAL
         CALLABLE 08/01/2007 @ 101
         AMBAC INSURED
         RATED AAA/Aaa

                       See Notes to Financial Statements


                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2003

% OF                                                    RATE       MATURITY        FACE         AMORTIZED        MARKET
TOTAL    MUNICIPAL BONDS                                 (%)         DATE         AMOUNT           COST           VALUE
---------------------------------------------------------------------------------------------------------------------------

         STATE DORM RUTH REVS HIGHLAND                  5.350      8/1/2017    $    300,000    $    300,671    $    337,794
         HOSP ROCHESTER
         CALLABLE 02/01/2008 @ 102
         FHA & MBIA INSURED
         RATED AAA/Aaa

         STATE GENERAL OBLIGATION                       5.000     7/15/2014    $    250,000    $    249,250    $    274,245
         CALLABLE 07/15/2008 @ 101
         AMBAC INSURED
         RATED AAA/Aaa

         STATE THRUWAY AUTHORITY HWY AND                5.000      4/1/2015    $    250,000    $    246,875    $    273,085
         BRDG-SER A
         CALLABLE 04/01/2008 @ 101
         FGIC INSURED
         RATED AAA/Aaa

         PORT AUTH NY & NJ CONS 125TH SER               5.000    10/15/2020    $    250,000    $    250,000    $    276,053
         CALLABLE 04/15/2012 @101
         FSA INSURED
         RATED AAA/Aaa

         STATE ENVIRONMENTAL CLEAN WATER                4.500     6/15/2021    $    140,000    $    139,304    $    145,092
         & DRINKING
         CALLABLE 06/15/2013 @100
         RATED AAA/Aaa

         STATE GENERAL OBLIGATION                       4.000     3/15/2012    $    250,000    $    253,691    $    267,255
         NON-CALLABLE
         FSA INSURED
         RATED AAA/Aaa

         EAST ROCHESTER HSG AUTH REV                    2.750    12/20/2007    $    300,000    $    298,176    $    309,120
         NON-CALLABLE
         RATED AAA/NR

         STATE URBAN DEVELOPMENT CORP                     1%        MONTHLY    $    175,000    $    175,000    $    175,000
         REV                                             VAR
         VARIABLE RATE NOTE
         AMBAC INSURED
         RATED AAA/Aaa
                                                                               --------------------------------------------

         TOTAL NEW YORK                                                        $  3,015,000    $  3,012,333    $  3,268,279

                        See Notes to Financial Statements


                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2003


% OF                                                    RATE       MATURITY        FACE         AMORTIZED        MARKET
TOTAL    MUNICIPAL BONDS                                 (%)         DATE         AMOUNT           COST           VALUE
---------------------------------------------------------------------------------------------------------------------------

6.16%    OHIO
         STATE GENERAL OBLIGATION                       6.650      9/1/2009    $    500,000    $    510,574    $    590,020
         INFRASTRUCTURE IMPROVEMENT
         NON-CALLABLE
         SINKING FUND 09/01/2005
         RATED AA+/Aa1

         FRANKLIN COUNTY HEALTH CARE                    6.150    12/20/2019    $    150,000    $    150,815    $    168,896
         CALLABLE 12/20/2009 @ 103
         GNMA COLL
         RATED NR/Aaa
                                                                               --------------------------------------------

         TOTAL OHIO                                                            $    650,000    $    661,388    $    758,916

5.05%    PENNSYLVANIA
         STATE GENERAL OBLIGATION SECOND                5.750     10/1/2017    $    100,000    $    100,000    $    117,446
         SER
         CALLABLE 10/01/2009 @ 101
         MBIA INSURED
         RATED AAA/Aaa

         PHILADELPHIA PA AUTH FOR INDL DEV              5.300      2/1/2022    $    200,000    $    197,502    $    232,662
         REV RFDG
         CALLABLE 02/01/2008 @ 102
         SKG FD BEG 02/01/08 AVG LIFE 07/03/16
         FHA INSURED
         RATED NR/Aa2

         STATE TPK COMN                                 3.950     7/15/2008    $    250,000    $    249,543    $    271,745
         NON-CALLABLE
         AMBAC INSURED
         RATED AAA/Aaa
                                                                               --------------------------------------------

         TOTAL PENNSYLVANIA                                                    $    550,000    $    547,045    $    621,853

2.14%    SOUTH CAROLINA
         STATE CAP IMPT SER B                           3.750      8/1/2008    $    250,000    $    251,468    $    264,145
         CALLABLE 08/01/2005 @ 102
         RATED AAA/Aaa
                                                                               --------------------------------------------

         TOTAL SOUTH CAROLINA                                                  $    250,000    $    251,468    $    264,145

                       See Notes to Financial Statements


                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2003

% OF                                                    RATE       MATURITY        FACE         AMORTIZED        MARKET
TOTAL    MUNICIPAL BONDS                                 (%)         DATE         AMOUNT           COST           VALUE
---------------------------------------------------------------------------------------------------------------------------

8.94%    TEXAS
         STATE PUBLIC FINANCE AUTHORITY SER             6.000     10/1/2005    $    125,000    $    125,000    $    138,531
         1992 A
         NON-CALLABLE
         RATED AA/Aa1

         STATE GENERAL OBLIGATION                       6.000     10/1/2006    $    150,000    $    148,598    $    171,338
         NON-CALLABLE
         RATED AA/Aa1

         EL PASO WATER & SEWER REV                      5.500      3/1/2019    $    250,000    $    249,123    $    280,745
         CALLABLE 03/01/2010 @ 100
         FSA INSURED
         RATED AAA/Aaa

         STATE GENERAL OBLIGATION WATER                 5.250      8/1/2012    $    225,000    $    225,000    $    251,476
         FINANCIAL ASSISTANCE SER C
         CALLABLE 08/01/2008 @ 100
         RATED AA/Aa1

         CHANNELVIEW INDEPENDENT SCHOOL                 5.000     8/15/2008    $    250,000    $    248,750    $    259,973
         DISTRICT
         CALLABLE 08/15/2004 @ 100
         RATED AAA/Aaa
                                                                               --------------------------------------------

         TOTAL TEXAS                                                           $  1,000,000    $    996,470    $  1,102,062

4.77%    UTAH
         INTERMOUNTAIN POWER AGENCY                     5.000      7/1/2021    $    450,000    $    430,183    $    450,320
         POWER SUPPLY REV SKG FD
         ESCROWED TO MATURITY (US GOVTS)
         CONTINUOUSLY CALLABLE
         RATED A+/A1

         STATE HSG FIN AGY SINGLE FAM MTG SR            4.100      7/1/2007    $    130,000    $    130,000    $    137,327
         ISSUE F-1
         NON-CALLABLE
         RATED AAA/Aaa
                                                                               --------------------------------------------

         TOTAL UTAH                                                            $    580,000    $    560,183    $    587,646


                       See Notes to Financial Statements


                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2003

% OF                                                    RATE       MATURITY        FACE         AMORTIZED        MARKET
TOTAL    MUNICIPAL BONDS                                 (%)         DATE         AMOUNT           COST           VALUE
---------------------------------------------------------------------------------------------------------------------------

4.14%    WASHINGTON
         STATE MOTOR VEHICLE SER B                      5.625      7/1/2020    $    100,000    $    100,075    $    113,155
         CALLABLE 07/01/2010 @ 100
         RATED AA+/Aa1

         STATE GENERAL OBLIGATION SER B                 5.500      5/1/2010    $    150,000    $    150,670    $    175,088
         NON-CALLABLE
         RATED AA+/Aa1

         STATE VAR PURP SER 02 A                        5.000      7/1/2018    $    205,000    $    203,180    $    221,263
         CALLABLE 07/01/2011 @ 100
         FSA INSURED
         RATED AAA/Aaa
                                                                               --------------------------------------------

         TOTAL WASHINGTON                                                      $    455,000    $    453,924    $    509,505

4.52%    WISCONSIN
         STATE GENERAL OBLIGATION RFDG                  6.100      5/1/2005    $    150,000    $    151,891    $    163,734
         NON-CALLABLE
         RATED AA-/Aa3

         STATE GENERAL OBLIGATION SER C                 6.000      5/1/2019    $    100,000    $     99,768    $    117,306
         CALLABLE 05/01/2010 @ 100
         RATED AA-/Aa3

         STATE GENERAL OBLIGATION SER A                 5.000      5/1/2009    $    250,000    $    250,000    $    275,785
         PREREFUNDED 05/01/2006 @ 100
         RATED AA-/Aaa
                                                                               --------------------------------------------

         TOTAL WISCONSIN                                                       $    500,000    $    501,659    $    556,825

3.04%    WYOMING
         COMMUNITY DEVELOPMENT AUTHORITY                6.650      6/1/2013    $    165,000    $    165,000    $    170,250
         INSD SINGLE FAMILY MTG
         CALLABLE 06/01/2004 @ 102
         RATED AA/Aa2

                       See Notes to Financial Statements


                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2003

% OF                                                    RATE       MATURITY        FACE         AMORTIZED        MARKET
TOTAL    MUNICIPAL BONDS                                 (%)         DATE         AMOUNT           COST           VALUE
---------------------------------------------------------------------------------------------------------------------------

         COMMUNITY DEVELOPMENT AUTHORITY                3.850     12/1/2011    $    200,000    $    198,652    $    203,982
         HOUSING REV SER 7
         NON-CALLABLE
         RATED AA/Aa2
                                                                               --------------------------------------------

         TOTAL WYOMING                                                         $    365,000    $    363,652    $    374,232
                                                                               --------------------------------------------

100.00%  TOTAL INVESTMENTS                                                     $ 11,350,000    $ 11,335,089    $ 12,320,471
                                                                               ============================================

                        See Notes to Financial Statements

ITEM 2.   CODE OF ETHICS.

Not applicable at this time.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS

(a)  Not applicable at this time.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-906CERT.

                                   SIGNATURES

                           [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Tep Fund, Inc.
--------------------------------------------------------------------------------


By (Signature and Title)* /s/ Stephen Tabb, President
                          --------------------------------------------

Date  August 5, 2003
     ----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Stephen Tabb, President
                          --------------------------------------------

Date  August 5, 2003
     ----------------------

By (Signature and Title)* /s/ Kevin McGann, Treasurer
                          --------------------------------------------


Date  August 5, 2003
     ----------------------

* Print the name and title of each signing officer under his or her signature.